Non-controlling interests (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests
Non‑controlling interests	€ (95)	€ 938
Loss for the year	(21,378)	(20,855)	€ (11,338)
Centogene GmbH, Vienna
Non-controlling interests
Net assets/(liabilities)	(522)
Non‑controlling interests	(52)
Loss for the year	(1)
Profit/(loss) allocated to non-controlling interest	0
Dr. Bauer Laboratoriums GmbH
Non-controlling interests
Net assets/(liabilities)	148
Revenue	55,596
Loss for the year	122
Profit/(loss) allocated to non-controlling interest	€ 122
Centogene India Pvt. Ltd
Non-controlling interests
Proportion of additional ownership in subsidiary acquired	49.00%
Net assets/(liabilities)		(1,263)
Non‑controlling interests		(619)
Revenue		687
Loss for the year		(311)
Profit/(loss) allocated to non-controlling interest		(152)
LPC GmbH
Non-controlling interests
Proportion of ownership interest in disposal	51.00%
Net assets/(liabilities)		(546)
Non‑controlling interests	€ 268	(268)
Revenue		0
Loss for the year		(56)
Profit/(loss) allocated to non-controlling interest	€ (101)	€ (27)